Guarantor Subsidiaries (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 75,722	$ 106,036	$ 185,030	$ 99,267
Restricted cash	178	0
Accounts receivable	16,131	8,649
Prepaid expenses and other current assets	28,047	18,840
Current Assets	120,078	133,525
Property, Plant and Equipment	836,369	549,196
Goodwill	258,973	211,886
Long-term receivables due from affiliates	0	0
Investments in subsidiaries	0	0
Other Assets	51,417	30,384
Total Assets	1,266,837	924,991
Accounts payable	84,744	62,275
Current maturities of debt	12,500	12,350
Accrued expenses and other	23,680	20,549
Total Current Liabilities	120,924	95,174
Long-term debt	812,926	455,028
Long-term liabilities due from affiliates	0	0
Deferred Taxes	111,806	115,759
Other Liabilities	72,338	61,248
Total Liabilities	1,117,994	727,209
Series C Preferred Stock	43,703	43,703
Total Stockholders Equity	105,140	154,079
Total Liabilities and Stockholders Equity	1,266,837	924,991
[ParentCompanyMember]
Current Assets:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable	0	0
Prepaid expenses and other current assets	0	0
Current Assets	0	0
Property, Plant and Equipment	0	0
Goodwill	0	0
Long-term receivables due from affiliates	917,779	388,676
Investments in subsidiaries	57,662	57,662
Other Assets	24,345	5,414
Total Assets	999,786	451,752
Accounts payable	(3,599)	0
Current maturities of debt	12,500	10,000
Accrued expenses and other	9,293	4,847
Total Current Liabilities	18,194	14,847
Long-term debt	631,902	157,012
Long-term liabilities due from affiliates	34,477	0
Deferred Taxes	0	0
Other Liabilities	1,404	2,326
Total Liabilities	685,977	174,185
Series C Preferred Stock		43,703
Total Stockholders Equity	270,106	233,864
Total Liabilities and Stockholders Equity	999,786	451,752
[GuarantorSubsidiariesMember]
Current Assets:
Cash and cash equivalents	6,456	2,951	14,349	709
Restricted cash	50	0
Accounts receivable	2,556	4,141
Prepaid expenses and other current assets	230	1,129
Current Assets	9,292	8,221
Property, Plant and Equipment	96,312	127,739
Goodwill	0	0
Long-term receivables due from affiliates	620,368	144,305
Investments in subsidiaries	120,077	120,077
Other Assets	6,082	6,083
Total Assets	852,131	406,425
Accounts payable	8,195	17,655
Current maturities of debt	0	0
Accrued expenses and other	3,387	4,799
Total Current Liabilities	11,582	22,454
Long-term debt	0	0
Long-term liabilities due from affiliates	953,868	456,658
Deferred Taxes	0	0
Other Liabilities	351	288
Total Liabilities	965,801	479,400
Series C Preferred Stock	0	0
Total Stockholders Equity	(113,670)	(72,975)
Total Liabilities and Stockholders Equity	852,131	406,425
[NonGuarantorSubsidiariesMember]
Current Assets:
Cash and cash equivalents	69,266	103,085	170,681	98,558
Restricted cash	128	0
Accounts receivable	13,575	4,508
Prepaid expenses and other current assets	27,817	17,711
Current Assets	110,786	125,304
Property, Plant and Equipment	740,057	421,457
Goodwill	258,973	211,886
Long-term receivables due from affiliates	70,566	68,392
Investments in subsidiaries	0	0
Other Assets	20,990	18,887
Total Assets	1,201,372	845,926
Accounts payable	80,148	44,620
Current maturities of debt	0	2,350
Accrued expenses and other	11,000	10,903
Total Current Liabilities	91,148	57,873
Long-term debt	181,024	298,016
Long-term liabilities due from affiliates	620,380	144,715
Deferred Taxes	111,806	115,759
Other Liabilities	70,583	58,634
Total Liabilities	1,074,941	674,997
Series C Preferred Stock	0	0
Total Stockholders Equity	126,431	170,929
Total Liabilities and Stockholders Equity	1,201,372	845,926
[ConsolidationEliminationsMember]
Current Assets:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable	0	0
Prepaid expenses and other current assets	0	0
Current Assets	0	0
Property, Plant and Equipment	0	0
Goodwill	0	0
Long-term receivables due from affiliates	(1,608,713)	(601,373)
Investments in subsidiaries	(177,739)	(177,739)
Other Assets	0	0
Total Assets	(1,786,452)	(779,112)
Accounts payable	0	0
Current maturities of debt	0	0
Accrued expenses and other	0	0
Total Current Liabilities	0	0
Long-term debt	0	0
Long-term liabilities due from affiliates	(1,608,725)	(601,373)
Deferred Taxes	0	0
Other Liabilities	0	0
Total Liabilities	(1,608,725)	(601,373)
Series C Preferred Stock	0	0
Total Stockholders Equity	(177,727)	(177,739)
Total Liabilities and Stockholders Equity	(1,786,452)	(779,112)
[SeriesCPreferredStockMember]
Current Assets:
Series C Preferred Stock	43,703	43,703
[SeriesCPreferredStockMember] | [ParentCompanyMember]
Current Assets:
Series C Preferred Stock	$ 43,703